1
Comstock Capital Value Fund
Schedule of Investments — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 81.7%
Broadcasting  — 1.0%
12,500 Clear Channel Outdoor Holdings Inc.† ....... $ 29,625
6,500 IHS Holding Ltd.† ..................................... 53,495
5,000 The E.W. Scripps Co., Cl. A† ..................... 18,600
101,720
Building and Construction  — 1.8%
4,000 Tri Pointe Homes Inc.† ............................. 186,920
Business Services  — 2.8%
5,000 EQV Ventures Acquisition Corp. II, Cl. A† .. 50,450
750 McGrath RentCorp ................................... 82,710
6,000 SEMrush Holdings Inc., Cl. A† .................. 71,640
8,500 Soulpower Acquisition Corp., Cl. A† .......... 87,125
291,925
Computer Software and Services  — 3.3%
1,750 CSG Systems International Inc. ................. 139,895
3,750 ON24 Inc.† ............................................... 30,375
7,500 Onestream Inc.† ....................................... 180,000
350,270
Consumer Products  — 4.3%
1,500 Leggett & Platt Inc. .................................. 14,820
10,500 Sealed Air Corp. ....................................... 441,525
456,345
Consumer Staples  — 0.2%
10,000 Olaplex Holdings Inc.† .............................. 20,300
Diversified Industrial  — 6.2%
2,250 Chart Industries Inc.† ............................... 465,188
5,000 Churchill Capital Corp. IX† ........................ 53,400
3,000 Drugs Made In America Acquisition II
Corp.† .................................................. 29,940
5,000 Great Lakes Dredge & Dock Corp.† ........... 85,000
1,250 Stratasys Ltd.† ......................................... 9,762
500 WillScot Holdings Corp. ............................ 8,680
651,970
Energy and Utilities  — 4.5%
560 DMC Global Inc.† ..................................... 2,918
9,000 The AES Corp. .......................................... 126,810
6,000 TXNM Energy Inc. .................................... 350,760
480,488
Entertainment  — 10.2%
3,000 Brightstar Lottery plc ................................ 38,220
2,500 Electronic Arts Inc. ................................... 509,675
2,000 Endeavor Group Holdings Inc., Cl. A† ........ 55,000
400 Liberty Live Holdings Inc., Cl. C† .............. 37,644
1,000 Manchester United plc, Cl. A† ................... 16,820
15,500 Warner Bros Discovery Inc.† .................... 425,630
1,082,989
Shares
Market
Value
Financial Services  — 16.4%
4,000 Air Lease Corp. ......................................... $ 259,760
6,000 APEX Tech Acquisition Inc.† ..................... 60,030
2,000 Averin Capital Acquisition Corp.† .............. 19,980
1,000 Brighthouse Financial Inc.† ....................... 59,880
2,500 Cannae Holdings Inc. ................................ 28,425
4,500 Cantaloupe Inc.† ...................................... 48,645
2,500 Churchill Capital Corp. XI† ........................ 25,625
14,000 Clearwater Analytics Holdings Inc., Cl. A† . 331,100
3,000 Colombier Acquisition Corp. III† ............... 30,540
3,500 Crane Harbor Acquisition Corp. II, Cl. A† ... 34,650
500 Diamond Hill Investment Group Inc. .......... 86,050
11,500 DigitalBridge Group Inc. ........................... 177,330
314 Euronet Worldwide Inc.† .......................... 20,840
1,000 Fortress Value Acquisition Corp. V, Cl. A† .. 10,020
3,500 GalaxyEdge Acquisition Corp.† ................. 35,000
5,000 GigCapital8 Corp., Cl. A† .......................... 49,850
2,500 Infinite Eagle Acquisition Corp., Cl. A† ....... 24,950
5,000 International Money Express Inc.† ............ 79,000
4,000 Janus Henderson Group plc ...................... 205,480
4,000 Lafayette Digital Acquisition Corp. I† ......... 39,840
1,600 OneIM Acquisition Corp.† ......................... 16,176
4,100 Silicon Valley Acquisition Corp., Cl. A† ...... 40,549
3,500 White Pearl Acquisition Corp.† .................. 35,700
1,000 White Pearl Acquisition Corp., Cl. A† ......... 9,860
1,729,280
Food and Beverage  — 0.8%
750 Lifeway Foods Inc.† .................................. 14,505
1,500 Mission Produce Inc.† .............................. 20,640
7,500 SunOpta Inc.† .......................................... 48,600
83,745
Health Care  — 21.9%
15,000 Amicus Therapeutics Inc.† ........................ 216,900
3,500 Apellis Pharmaceuticals Inc.† ................... 140,805
3,500 Arcellx Inc.† ............................................. 401,870
500 Centessa Pharmaceuticals plc, ADR† ........ 19,860
2,000 Cross Country Healthcare Inc.† ................. 18,800
14,000 Cyteir Therapeutics Inc., Escrow†(a) ......... 0
7,000 Day One Biopharmaceuticals Inc.† ............ 150,080
5,000 Enhabit Inc.† ............................................ 70,450
1,500 FONAR Corp.† .......................................... 27,840
5,500 Hologic Inc.† ............................................ 415,745
4,000 Kenvue Inc. .............................................. 68,960
1,750 Masimo Corp.† ........................................ 311,273
4,000 ProAssurance Corp.† ................................ 98,880
250 Revolution Medicines Inc.† ....................... 24,312
3,500 Select Medical Holdings Corp. .................. 57,015
3,000 STAAR Surgical Co.† ................................ 56,100
9,000 Talkspace Inc.† ......................................... 46,575
3,500 Terns Pharmaceuticals Inc.† ..................... 184,520

Comstock Capital Value Fund
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Health Care (Continued)
61 Third Harmonic Bio Inc.†(a) ...................... $ 0
2,309,985
Hotels and Gaming  — 0.9%
1,000 Atlanta Braves Holdings Inc., Cl. C† .......... 42,700
2,000 Golden Entertainment Inc. ........................ 53,380
96,080
Real Estate  — 5.9%
8,000 Apartment Investment and Management
Co., Cl. A, REIT ..................................... 32,560
24,000 Copper Property CTL Pass Through Trust .. 260,640
12,000 Elme Communities, REIT .......................... 24,120
3,500 Kennedy-Wilson Holdings Inc. .................. 37,870
4,000 NET Lease Office Properties, REIT ............. 46,080
2,000 Peakstone Realty Trust, REIT .................... 41,780
13,000 Seritage Growth Properties, Cl. A† ............ 36,530
750 Star Holdings† ......................................... 5,677
5,000 Two Harbors Investment Corp., REIT ........ 57,100
3,500 Veris Residential Inc., REIT ....................... 66,045
1,000 Whitestone REIT ...................................... 16,150
624,552
Retail  — 0.2%
2,500 Mister Car Wash Inc.† .............................. 17,425
Semiconductors  — 1.2%
150 Norfolk Southern Corp. ............................. 43,050
200 Silicon Laboratories Inc.† ......................... 41,630
1,750 SkyWater Technology Inc.† ....................... 47,968
132,648
Transportation  — 0.1%
500 ZIM Integrated Shipping Services Ltd. ....... 13,175
TOTAL COMMON STOCKS .................. 8,629,817
CLOSED-END FUNDS  — 0.5%
37,000 Altaba Inc., Escrow† ................................. 49,950
RIGHTS  — 1.0%
Business Services  — 0.0%
2,000 Resolute Forest Products Inc., CVR† ......... 3,000
8,500 Soulpower Acquisition Corp., expire
12/31/49† ............................................. 1,530
4,530
Computer Software and Services  — 0.0%
1,000 Gen Digital Inc., CVR† .............................. 483
Diversified Industrial  — 0.0%
3,000 Drugs Made In America Acquisition II
Corp., expire 04/03/30† ........................ 240
Shares
Market
Value
Financial Services  — 0.0%
3,500 Crane Harbor Acquisition Corp. II, expire
12/31/30† ............................................. $ 643
5,000 GigCapital8 Corp., expire 07/18/29† .......... 1,448
375 Pershing Square Tontine Holdings Ltd.,
expire 09/29/33† ................................... 112
2,203
Food and Beverage  — 0.3%
15,000 TreeHouse Foods Inc., CVR† ..................... 26,250
Health Care  — 0.5%
12,500 89bio Inc., CVR† ...................................... 3,750
500 ABIOMED Inc., CVR† ................................ 800
5,500 Akero Therapeutics Inc., CVR† .................. 2,750
6,000 Akouos Inc., CVR† ................................... 3,000
1,000 Albireo Pharma Inc., CVR† ....................... 2,250
2,500 Alimera Sciences Inc., CVR† ..................... 25
5,500 Avadel Pharmaceuticals plc, CVR† ............ 3,025
5,000 Blueprint Medicines Corp., CVR† .............. 2,000
11,500 Cargo Therapeutics Inc., CVR† ................. 115
16,500 Checkpoint Therapeutics Inc., CVR† .......... 1,650
3,000 Chinook Therapeutics Inc., CVR† .............. 600
10,000 Concert Pharmaceuticals Inc., CVR† ......... 3,000
5,000 Epizyme Inc., CVR† .................................. 100
2,250 Fusion Pharmaceuticals Inc., CVR† ........... 1,125
7,500 Gracell Biotechnologies Inc., CVR† ........... 300
6,500 Icosavax Inc., CVR† ................................. 1,950
5,000 iTeos Therapeutics Inc., CVR†(a) .............. 0
1,750 Mirati Therapeutics Inc., CVR† .................. 875
500 Opiant Pharmaceuticals Inc., CVR† ........... 250
1,000 Optinose Inc., CVR† ................................. 500
22,000 Paragon 28 Inc., CVR† ............................. 1,100
6,500 Paratek Pharmaceuticals Inc., CVR† .......... 130
9,500 Regulus Therapeutics Inc, CVR† ............... 9,500
12,000 Sage Therapeutics Inc., CVR† ................... 4,200
6,500 scPharmaceuticals Inc., CVR† .................. 1,950
6,800 Verve Therapeutics Inc., CVR† .................. 3,400
18,000 Vigil Neuroscience Inc., CVR† ................... 900
49,245
Retail  — 0.2%
41,000 Walgreens Boots Alliance Inc., CVR† ........ 20,500
TOTAL RIGHTS ............................... 103,451
WARRANTS  — 0.0%
Business Services  — 0.0%
1,666 EQV Ventures Acquisition Corp. II, expire
06/30/31† ............................................. 517

Comstock Capital Value Fund
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares
Market
Value
WARRANTS (Continued)
Financial Services  — 0.0%
2,050 Silicon Valley Acquisition Corp., expire
09/18/31† ............................................. $ 574
TOTAL WARRANTS .......................... 1,091
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 16.8%
$ 1,783,000 U.S. Treasury Bills,
3.609% to 3.646%††,
05/21/26 to 06/18/26 ............................ 1,770,773
TOTAL INVESTMENTS — 100.0%
(Cost $10,513,001) ............................... $ 10,555,082
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
REIT Real Estate Investment Trust